PMC Core Fixed Income Fund
PMC Diversified Equity Fund
Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated July 21, 2011 to the
Summary Prospectus and Prospectus dated December 29, 2010

Effective June 30, 2011, William Blair & Company, L.L.C. (“William Blair”) has been added as a sub-adviser to the PMC Core Fixed Income Fund and the PMC Diversified Equity Fund (the “Funds”).  Also effective June 30, 2011, the sub-advisory agreement between Singer Partners, LLC and the Funds’ investment adviser, Envestnet Asset Management, Inc. (the “Adviser”), has been terminated.  An interim sub-advisory agreement entered into between the Adviser and William Blair effective on June 30, 2011 was approved by the Trust’s Board of Trustees (the “Board”) pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended.  At an in-person meeting of the Board on July 21, 2011, the Board approved a sub-advisory contract between the Adviser and William Blair in accordance with an exemptive order granted to the Funds by the Securities and Exchange Commission effective as of September 26, 2007.

The following disclosures in the PMC Core Fixed Income Fund’s Summary Prospectus and the “Summary Section” of the Prospectus are hereby revised to read as follows:

Investment Adviser and Sub-Advisers.  Envestnet Asset Management, Inc. is the Fund’s investment adviser.  Neuberger Berman Fixed Income LLC (“NBFI”), Schroder Investment Management North America Inc. (“Schroder”) and William Blair & Company, L.L.C. (“William Blair”) serve as the Fund’s sub-advisers.

Portfolio Managers.  The Fund is managed by the following team of portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Wesley Sparks	Since 2007	CFA, Head of U.S. Fixed Income of Schroder
Andrew Johnson	Since 2009	Managing Director and Board Member of NBFI
Brandon Thomas	Since 2010	Managing Director and Chief Investment Officer of the Adviser
Brian Singer	Since 2011	Head of Global Macro Strategies Team, William Blair
Edwin Denson	Since 2011	Investment Professional, William Blair
Thomas Clarke	Since 2011	Investment Professional, William Blair
Renato Staub	Since 2011	Investment Professional, William Blair
Edouard Senechal	Since 2011	Investment Professional, William Blair

The following disclosures in the PMC Diversified Equity Fund’s Summary Prospectus and the “Summary Section” of the Prospectus are hereby revised to read as follows:

Investment Adviser and Sub-Advisers.  Envestnet Asset Management, Inc. is the Fund’s investment adviser.  Delaware Management Company (“Delaware Management”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Mellon Capital Management Corporation (“Mellon Capital”), Neuberger Berman Management, LLC (“Neuberger”) and William Blair & Company, L.L.C. (“William Blair”) serve as the Fund’s sub-advisers.

1

Portfolio Managers.  The Fund is managed by the following team of portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Brandon R. Thomas	Since 2007	Managing Director and Chief Investment Officer of the Adviser
Francis X. Morris	Since 2007	Senior Vice President, Chief Investment Officer - Core Equity
Michael S. Morris	Since 2007	CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Christopher S. Adams	Since 2007	CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Donald G. Padilla	Since 2007	CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Warren N. Koontz	Since 2007	CFA, CIC, Vice President, Chief Investment Officer Large Cap Value and Portfolio Manager
Arthur Barry	Since 2007	CFA, Vice President and Portfolio Manager
James L. Carroll	Since 2007	CFA, Vice President and Portfolio Manager
Ron Gala	Since 2007	Director and Senior Portfolio Manager
Benjamin Segal	Since 2009	Managing Director
Conrad A. Saldanha	Since 2009	Managing Director
Brian Singer	Since 2011	Head of Global Macro Strategies Team, William Blair
Edwin Denson	Since 2011	Investment Professional, William Blair
Thomas Clarke	Since 2011	Investment Professional, William Blair
Renato Staub	Since 2011	Investment Professional, William Blair
Edouard Senechal	Since 2011	Investment Professional, William Blair

The lists of subadvisers responsible for the day-to-day portfolio management of the Funds set forth in the section entitled “Management of the Funds – The Subadvisers and Portfolio Managers” is revised to read as follows:

Core Fixed Income Fund
Neuberger Berman Fixed Income LLC
Schroder Investment Management North America Inc.
William Blair & Company, L.L.C.

Diversified Equity Fund
Delaware Management Company
Loomis, Sayles & Company, L.P.
Mellon Capital Management Corporation
Neuberger Berman Management LLC
William Blair & Company, L.L.C.

The following information is added to the section entitled “Management of the Funds - The Sub-Advisers and Portfolio Managers” starting on page 20 of the Prospectus:

William Blair & Company, L.L.C.
The Adviser has entered into a sub-advisory agreement with William Blair & Company, L.L.C. (“William Blair”) to manage a portion of the Funds’ assets.  William Blair is located at 222 West Adams Street, Chicago, Illinois, 60606, and is a registered investment adviser.  William Blair is a global investment firm offering investment banking, asset management, equity research, institutional and private brokerage, and private capital to individual, institutional, and issuing clients since 1953.  As of June 30, 2011, William Blair had over $45.5 billion in assets under management.

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement between the Adviser and William Blair will be included in the Funds’ annual report to shareholders for the period ended August 31, 2011.

2

Brian D. Singer, CFA
Brian Singer, CFA, is the Head of the Global Macro Strategies Team at William Blair.  Prior to joining William Blair in 2011, he was the Chief Investment Officer of Singer Partners, LLC (“Singer Partners”) since 2009.  Prior to that, Mr. Singer was the head of Global Investment Solutions and Americas Chief Investment Officer for UBS Global Asset Management.  He was a member of the UBS Group Managing Board and Global Asset Management Executive Committee.  Mr. Singer is a board member and former chair of the CFA Institute Board of Governors and is also a former member of the Research Foundation of CFA Institute Board of Trustees.  He was elected to the Board in 2004 and previously served as chair of the Candidate Curriculum Committee.  Mr. Singer serves on the Exeter College at Oxford University Endowment Investment Committee and is the chairman of the Milton Friedman inspired organization ‘Free To Choose Network.’  In 1991, Brian co-wrote a landmark update to one of the pioneering studies on asset allocation, ‘Determinants of Portfolio Performance II: An Update,’ with Gary Brinson and Gilbert Beebower.  In 2009, Mr. Singer was the lead author of ‘Investment Leadership and Portfolio Management’, Wiley Publishing.

Edwin Denson, Ph.D.
Edwin Denson is a member of the Global Macro Strategies Team at William Blair.  Prior to joining William Blair in 2011, he was a member of Singer Partners’ investment team with special focus on market strategy. Prior to joining Singer Partners in July 2009, he served as Head of Asset Allocation, Global Investment Solutions at UBS Global Asset Management with overall responsibility for the asset allocation strategy of multi-asset portfolios.  Prior to heading Asset Allocation at UBS Global Asset Management, Dr. Denson was a Senior Asset Allocation Analyst at the firm with responsibility for setting asset allocation strategy for a number of multi-asset portfolios and developing the asset allocation investment process.  Dr. Denson’s experience prior to joining UBS Global Asset Management in 2001 includes serving as an economist at Putnam Investments, Primark Decision Economics, and Lehman Brothers, as a partner in a commodity trading advisory firm and as a quantitative equity trader for a private trading partnership.  Dr. Denson holds an AB in Economics from Cornell University and a PhD in Economics from Northwestern University, with specializations in macroeconomics and econometrics.

Thomas Clarke
Tomas Clarke is a member of the Global Macro Strategies Team at William Blair.  Prior to joining William Blair in 2011, he was a member of Singer Partners’ investment team with special focus on currency strategy.  Prior to joining Singer Partners in 2009, he served as Head of Currency Analysis & Strategy, and Managing Director at UBS, where he was responsible for UBS Global Asset Management’s global currency investment capability.  His roles included setting currency strategies for global macro client portfolios, global and international equity, fixed income, multi-asset and balanced portfolios.  He was also responsible for the development and management of the currency analysis process.  Mr. Clarke was a member of the Global Asset Allocation and Currency Committee, and the UK Investment Committee. Prior to joining UBS Global Asset Management in 2000, Mr. Clarke was Head of Currency for Rothschild Asset Management where he spent ten years as part of the Fixed Income and Currency Group.  He holds the Institute for Investment Management and Research qualification, as well as a BSc from University of Manchester (UK).

Edouard Senechal, CFA, FRM
Edouard Senechal is a member of the Global Macro Strategies Team at William Blair.  Prior to joining William Blair in 2011, he was responsible for quantitative research and risk management at Singer Partners since 2009.  Prior to that, he served as Executive Director and Senior Risk Manager of UBS Global Asset Management Americas.  At UBS, Mr. Senechal also managed a quantitative research group focused on external manager research and was in charge of implementing portable alpha solutions.  Prior to UBS he served as a Senior Consultant for Applied Research at Barra.  He also worked as a Client Support consultant at Barra in both London and New York.  Mr. Senechal is a Chartered Financial Analyst and a Financial Risk Manager.  He has authored a number of publications including most recently the “The Empirical Law of Active Management: Perspectives on the Declining Skill of U.S. Fund Managers” published in 2010 in Journal of Portfolio Management.  Mr. Senechal holds a BA in Economics from Dauphine University in Paris, France, and a MBA from the University of Chicago.

3

Renato Staub, Ph.D.
Renato Staub is a member of the Global Macro Strategies Team at William Blair.  Prior to joining William Blair in 2011, he was a Partner as Singer Partners responsible for quantitative research and risk management since 2009.  Prior to that, he served as senior investment and risk analyst of UBS Global Asset Management Zurich, where he was responsible for risk analysis, valuation analysis, and portfolio construction of liquid and alternative assets for asset allocation.  Dr. Staub joined the UBS in 1996 as a quantitative analyst and was involved in the development of alternative investments such as the global leveraged portfolio, market-neutral portfolio, and risk-controlled portfolio.  Dr. Staub has published articles in a variety of professional journals and has presented at conferences hosted by the CFA Institute, Q-Group, Barra, Risk Waters Group, the Society of Quantitative Analysis (New York), and the Quantitative Work Alliance for Applied Finance, Education & Wisdom (Chicago).  Dr. Staub received his MS from the Swiss Federal Institute of Technology in Zurich (Switzerland), as well as an MA and his Ph.D. from the University of St. Gallen (Switzerland).

In addition, the following disclosure currently appears under the sub-heading entitled “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – PMC Diversified Equity Fund” on page 13 of the Prospectus:

“At any time the Fund may seek to achieve its investment objective by allocating up to 100% of its assets among shares of different ETFs that invest in fixed-income securities that are rated investment grade or better by Moody’s, S&P or another NRSRO.”

This disclosure is hereby revised to read as follows:

“In addition to direct investments in equity securities, at any time the Fund may seek to achieve its investment objective by allocating up to 100% of its assets among shares of different ETFs that invest in equity securities.”

Please retain this Supplement for future reference.

4

PMC Core Fixed Income Fund
PMC Diversified Equity Fund
Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated July 21, 2011 to the
Statement of Additional Information (“SAI”) dated December 29, 2010

Effective June 30, 2011, William Blair & Company, L.L.C. (“William Blair”) has been added as a sub-adviser to the PMC Core Fixed Income Fund and the PMC Diversified Equity Fund (the “Funds”).  Also effective June 30, 2011, the sub-advisory agreement between Singer Partners, LLC and the Funds’ investment adviser, Envestnet Asset Management, Inc. (the “Adviser”), has been terminated.  An interim sub-advisory agreement entered into between the Adviser and William Blair effective on June 30, 2011 was approved by the Trust’s Board of Trustees (the “Board”), pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended.  At an in-person meeting of the Board on July 21, 2011, the Board approved a sub-advisory contract between the Adviser and William Blair in accordance with an exemptive order granted to the Funds by the Securities and Exchange Commission effective as of September 26, 2007.

The following disclosures in the SAI are hereby revised to read as follows:

Page 31 – “Management of the Funds – Sub-Advisers”

Delaware Management Company (“Delaware”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Mellon Capital Management Corporation (“Mellon”), Neuberger Berman Management LLC (“Neuberger”), Neuberger Berman Fixed Income LLC (“NBFI”), Schroder Investment Management North America Inc. (“Schroder”) and William Blair & Company, L.L.C. (“William Blair”) are the sub-advisers to the Funds (collectively, the “Sub-Advisers”).  It is the Adviser’s responsibility to select sub-advisers for the Funds that have distinguished themselves in their areas of expertise in asset management and to review each sub-adviser’s performance.

The Adviser provides investment management evaluation services by performing initial due diligence on each sub-adviser and thereafter monitoring the sub-advisers’ performance for compliance with each Fund’s investment objective and strategies, as well as adherence to its investment style.  The Adviser also conducts performance evaluations through in-person, telephonic and written consultations.  In evaluating the sub-advisers, the Adviser considers, among other factors: their level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.

The Adviser has the responsibility for communicating performance expectations and evaluations to the sub-advisers and ultimately recommending to the Board of Trustees whether their sub-advisory agreements should be renewed, modified or terminated.  The Adviser provides written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.  The Trust applied for, and the SEC has granted, an exemptive order with respect to the Funds that permits the Adviser, subject to certain conditions, to hire new sub-advisers or to continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  This arrangement has been approved by the Board of Trustees and each Fund’s initial shareholder.  Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive notification of the change.

The Adviser will pay the sub-advisers on a monthly basis, an annual fee of the net assets of each Fund allocated to that sub-adviser by the Adviser which the Adviser will pay out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement.  In determining the compensation structure for sub-advisers, Adviser employs the following general criteria: (i) the type of asset class managed by the sub-adviser; (ii) the current market rate; (iii) the sub-adviser’s standard compensation rate for similar programs; and (iv) the anticipated asset flow for each of the Funds.  The Funds are not responsible for the payment of the sub-advisory fees.  The Adviser is also responsible for conducting all operations of the Funds, except those operations contracted to the sub-advisers, the Custodian, the Administrator of the Funds’ transfer agent.  Although the sub-advisers’ activities are subject to oversight by the Board of Trustees and the officers of the Trust, neither the Board of Trustees, the officers nor the Adviser evaluate the investment merits of the sub-advisers’ individual security selections.  The sub-advisers have complete discretion to purchase, manage and sell portfolio securities for the portions of each of the Funds’ portfolios that they manage, subject to the Funds’ investment objectives, policies and limitations.  Each Fund’s portfolio is managed by several portfolio managers (each, a “Portfolio Manager”) as discussed in the Funds’ prospectus.

The table below lists the Sub-Advisers and the particular Fund(s) they manage.  Information regarding each Sub-Adviser and the biographies of their Portfolio Manager(s) is discussed in the prospectus.

Sub-Adviser	PMC Fund
Delaware Management Company	Diversified Equity Fund
Loomis, Sayles & Company, L.P.	Diversified Equity Fund
Mellon Capital Management Corporation	Diversified Equity Fund
Neuberger Berman Management LLC	Diversified Equity Fund
Neuberger Berman Fixed Income LLC	Core Fixed Income Fund
Schroder Investment Management North America Inc.	Core Fixed Income Fund
William Blair & Company, L.L.C.	Diversified Equity Fund and Core Fixed Income Fund

Page 31 – “Management of the Funds – Control Persons of the Sub-Advisors”

William Blair & Company, L.L.C.: William Blair is a wholly owned subsidiary of W.B.C. Holdings, L.P., which is 100% owned by current William Blair employees.

Page 33 – “Management of the Funds – Other Accounts Managed by the Portfolio Managers”

The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to an advisory fee which is based on account performance, this information is reflected in a separate table below.  Asset amounts have been rounded and are approximate as of August 31, 2010, except as otherwise indicated.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Brandon R. Thomas (Adviser)	2	$82,749,854	0	$0	308	$29,911,690
Andrew Johnson (NBFI)	5	$4,847,454,781	4	$1,045,408,897	73	$24,621,499,963
Wesley Sparks (Schroder)	37	$3,841,122,929	43	$9,359,043,134	80	$13,200,166,063
Brian D. Singer (William Blair)*	0	$0	1	$13,500,000	0	$0
Edwin Denson (William Blair)*	0	$0	1	$13,500,000	0	$0
Thomas Clarke (William Blair)*	0	$0	1	$13,500,000	0	$0
Edouard Senechal (William Blair)*	0	$0	1	$13,500,000	0	$0
Renato Staub (William Blair)*	0	$0	1	$13,500,000	0	$0

Diversified Equity Fund
Brandon R. Thomas (Adviser)	2	$82,749,854	0	$0	308	$29,911,690
Francis X. Morris (Delaware)	9	$1,900,000,000	0	$0	15	$1,400,000,000
Michael S. Morris ( Delaware)	3	$1,100,000,000	0	$0	9	$1,100,000,000
Christopher S. Adams (Delaware)	3	$1,100,000,000	0	$0	12	$1,100,000,000
Donald G. Padilla (Delaware)	3	$1,100,000,000	0	$0	12	$1,100,000,000
Warren N. Koontz (Loomis)	5	$1,561,000,032	2	$123,143,935	120	$2,863,306,225
Arthur Barry (Loomis)	3	$1,199,282,706	2	$123,143,935	131	$2,830,364,537
James L. Carroll (Loomis)	4	$1,204,495,624	2	$123,143,935	128	$3,115,016,962
Ron Gala (Mellon)	17	$5,710,000	12	$899,000,000	89	$5,861,000
Benjamin Segal (Neuberger)	8	$1,930	0	$0	51	$3,513
Conrad A. Saldanha (Neuberger)	8	$1,930	0	$0	51	$3,513
Brian D. Singer (William Blair)*	0	$0	1	$13,500,000	0	$0
Edwin Denson (William Blair)*	0	$0	1	$13,500,000	0	$0
Thomas Clarke (William Blair)*	0	$0	1	$13,500,000	0	$0
Edouard Senechal (William Blair)*	0	$0	1	$13,500,000	0	$0
Renato Staub (William Blair)*	0	$0	1	$13,500,000	0	$0
*      Asset amounts are approximate as of June 30, 2011, and have been rounded.

The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. The Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees.  Asset amounts have been rounded and are approximate as of August 31, 2010, except as otherwise indicated.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Manager (Firm)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Andrew Johnson (NBFI)	N/A	N/A	2	$221,434,247	1	$1,039,816,937
Brian D. Singer (William Blair)*	0	$0	1	$13,500,000	0	$0
Edwin Denson (William Blair)*	0	$0	1	$13,500,000	0	$0
Thomas Clarke (William Blair)*	0	$0	1	$13,500,000	0	$0
Edouard Senechal (William Blair)*	0	$0	1	$13,500,000	0	$0
Renato Staub (William Blair)*	0	$0	1	$13,500,000	0	$0

Diversified Equity Fund
Francis X. Morris (Delaware)	N/A	N/A	N/A	N/A	N/A	N/A
Michael S. Morris (Delaware)	N/A	N/A	N/A	N/A	N/A	N/A
Christopher S. Adams (Delaware)	N/A	N/A	N/A	N/A	N/A	N/A
Donald G. Padilla (Delaware)	N/A	N/A	N/A	N/A	N/A	N/A
James L. Carroll (Loomis)	N/A	N/A	N/A	N/A	N/A	N/A
Ron Gala (Mellon)	1	$3,923 million	1	$25,654 million	17	$1,623 million
Brian D. Singer (William Blair)*	0	$0	1	$13,500,000	0	$0
Edwin Denson (William Blair)*	0	$0	1	$13,500,000	0	$0
Thomas Clarke (William Blair)*	0	$0	1	$13,500,000	0	$0
Edouard Senechal (William Blair)*	0	$0	1	$13,500,000	0	$0
Renato Staub (William Blair)*	0	$0	1	$13,500,000	0	$0
*      Asset amounts are approximate as of June 30, 2011, and have been rounded.

Page 35 – “Management of the Funds – Material Conflicts of Interest”

William Blair & Company, L.L.C.

Since the portfolio managers manage other accounts in addition to the Funds, conflicts of interest may arise in connection with the portfolio managers’ management of the Funds’ investments on the one hand and the investments of such other accounts on the other hand. However, the Advisor has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades. For more information on the policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades, see the section entitled “Brokerage and Fund Transactions” in this Statement of Additional Information.

Page 38 – “Management of the Funds – Portfolio Managers’ Compensation”

William Blair & Company, L.L.C.

The compensation of William Blair’s portfolio managers, analysts, traders, marketers, and client service professionals is based on the firm’s mission:  “to achieve success for its clients.”  The portfolio managers, analysts, and traders who are principals of William Blair have compensation consisting of a base salary, a share of the firm’s profits, and a discretionary bonus.  Each principal’s ownership stake and bonus (if any) can vary over time, and is determined by the individual’s sustained contribution to the firm’s revenue, profitability, long-term investment performance, intellectual capital and brand reputation.  Non-principal portfolio managers are based upon the same factors, with the exception of their ownership interest in the firm.

All employees are provided competitive compensation and benefits packages.  Based on tenure and merit, many employees will have an opportunity to benefit from equity ownership in the firm as well.

Page 42 – “Management of the Funds – Portfolio Managers’ Ownership of the Funds”

As of the date of this Supplement, the Portfolio Managers did not own any securities in the Funds.

Please retain this SAI Supplement for future reference.